Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($)		12 Months Ended
	Aug. 22, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Unrealized gain on available-for-sale investments, tax			$ 0	$ 0
Release of unrealized loss on available-for-sale investments, tax		$ 0	0
Common Stock [Member]
Special cash dividend	$ 1
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale investments, tax			0	0
Release of unrealized loss on available-for-sale investments, tax		0	0
Total Global-Tech Shareholders' Equity [Member]
Unrealized gain on available-for-sale investments, tax			0	$ 0
Release of unrealized loss on available-for-sale investments, tax		$ 0	$ 0